Business acquisitions and equity investment transactions (Schedule of Condensed Financial Information - Ganji) (Details) - Falcon View Technology ("Ganji") [Member] ¥ in Thousands	4 Months Ended
Aug. 06, 2015 CNY (¥)
Operating data:
Revenues	¥ 325,525
Gross profit	295,029
Loss from operations	(2,101,364)
Net loss	(2,082,803)
Net loss attributable to Ganji's shareholders	(2,080,336)
Balance sheets data:
Current assets	1,043,498
Non-current assets	1,618,241
Current liabilities	1,012,294
Non-current liabilities	392,849
Mezzanine equity	30,135
Total shareholders' equity	¥ 1,226,461